Investment in Affiliate (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Investment in Affiliate

At March 31, 2011, 2012 and 2013, KONAMI held an investment in affiliate as follows:

	Description of business	Acquisition Date	Ownership %
			2011	2012	2013
Resort Solution Co., Ltd. (“Resort Solution”)	Management of resort facilities	March 2006	20.4%	20.4%	20.4%

Summary of Financial Information Accounted by Equity Method Investment

Summarized financial information for the affiliated company accounted for by the equity method is presented below:

	Millions of Yen
	2012	2013
Financial Position:
Property and equipment, net	¥11,361	¥11,090
Other assets, net	19,569	18,884

Total assets	¥30,930	¥29,974

Debt	¥7,642	¥8,400
Other liabilities	14,335	12,260
Noncontrolling interest	83	95
Total Resort Solution stockholders’ equity	8,870	9,219

Total liabilities and equity	¥30,930	¥29,974

Summary of Operations Accounted by Equity Method Investment

	Millions of Yen
	2011	2012	2013
Operations:
Revenues	¥19,961	¥17,992	¥20,069
Cost of revenues	9,403	8,696	7,710
Selling, general and administrative expenses	10,430	9,177	11,718

Operating income	128	119	641
Interest expense, net	(122)	(151)	(181)
Other, net	321	524	58

Net income	¥327	¥492	¥518